POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,281	$ 1,879
Debt securities	1,474	1,302
Other - cash	15	17
Total fair value of plan assets	$ 2,770	$ 3,198